Exhibit 99.1

Servicer’s Certificate

for the Collection Period November 01, 2020 through November 30, 2020 for Payment Date of December 15, 2020

Toyota Auto Receivables 2017-B Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	30	30/360 Days	30
Interest Accrual Period	29	Actual/360 Days	29

Class	Initial Principal Balance	Final Scheduled Payment Date	Beginning Principal Balance	Beginning Principal Factor	First Priority Principal Distribution Amount	Second Priority Principal Distribution Amount	Regular Principal Distribution Amount	Ending Principal Balance	Ending Principal Factor

A-1	$456,000,000.00	5/15/18	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	0.0000000
A-2a	$328,000,000.00	1/15/20	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	0.0000000
A-2b	$268,000,000.00	1/15/20	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	0.0000000
A-3	$522,000,000.00	7/15/21	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	0.0000000
A-4	$132,260,000.00	9/15/22	$100,613,096.23	0.7607220	$0.00	$427,688.73	$14,875,000.02	$85,310,407.48	0.6450205
B	$43,740,000.00	6/15/23	$43,740,000.00	1.0000000	$0.00	$0.00	$0.00	$43,740,000.00	1.0000000

Total	$1,750,000,000.00		$144,353,096.23		$0.00	$427,688.73	$14,875,000.02	$129,050,407.48	0.0737431

Class	Interest Rate	Interest Distributable Amount	Prior Interest Carryover	Interest Distribution Amount	Current Interest Carryover	Total Principal & Interest Distribution

A-1	1.05000%	$0.00	$0.00	$0.00	$0.00	$0.00
A-2a	1.46000%	$0.00	$0.00	$0.00	$0.00	$0.00
A-2b	0.20088%	$0.00	$0.00	$0.00	$0.00	$0.00
A-3	1.76000%	$0.00	$0.00	$0.00	$0.00	$0.00
A-4	2.05000%	$171,880.71	$0.00	$171,880.71	$0.00	$15,474,569.46
B		$0.00	$0.00	$0.00	$0.00	$0.00

Total		$171,880.71	$0.00	$171,880.71	$0.00	$15,474,569.46

 Credit Enhancement

Reserve Account		Yield Supplement Overcollateralization Amount

Initial Deposit Amount	$4,375,000.01	Beginning Period Amount	$4,095,004.40
Specified Reserve Account Amount	$4,375,000.01	Increase/(Decrease)	$(544,972.22)
Beginning Balance	$4,375,000.01	Ending Period Amount	$3,550,032.18
Withdrawals	$0.00
Amount Available for Deposit	$15,497,327.78	Overcollateralization
Amount Deposited to the Reserve Account	$0.00
Reserve Account Balance Prior to Release	$4,375,000.01	Adjusted Pool Balance	$143,925,407.50
Reserve Account Required Amount	$4,375,000.01	Total Note Balance	$129,050,407.48
Reserve Account Release to Seller	$0.00	Ending Overcollateralization Amount	$14,875,000.02
Ending Reserve Account Balance	$4,375,000.01	Overcollateralization Target Amount	$14,875,000.02

Servicer’s Certificate

for the Collection Period November 01, 2020 through November 30, 2020 for Payment Date of December 15, 2020

Toyota Auto Receivables 2017-B Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	30	30/360 Days	30
Interest Accrual Period	29	Actual/360 Days	29

 Liquidations of Charge-offs and Repossessions

		Cumulative

	Current Period Only	Current Period	Prior Period	Two Periods Prior	Three Periods Prior

Number of Liquidated Receivables	8	1,407	1,400	1,383	1,365
Gross Principal of Liquidated Receivables	$22,570.24	$20,388,423.57	$20,365,853.33	$20,229,710.62	$20,049,027.19
Principal of Repurchased Contracts, previously charged-off	$(5,455.22)	$(128,698.04)	$(123,242.82)	$(123,242.82)	$(123,242.82)
Net Liquidation Proceeds Received During the Collection Period	$(442.34)	$(2,852,016.04)	$(2,851,573.70)	$(2,838,043.43)	$(2,840,547.38)
Recoveries on Previously Liquidated Contracts	$(89,011.03)	$(9,281,432.70)	$(9,192,421.67)	$(8,988,271.93)	$(8,844,602.64)

Net Credit Losses	$(72,338.35)	$8,126,276.79	$8,198,615.14	$8,280,152.44	$8,240,634.35
Charge-off Rate (Number of Liquidated Receivables / Initial number of accounts in the pool)		1.32588%	1.31929%	1.30327%	1.28630%
Number of Accounts with Liquidation Proceeds or Recoveries		1,376	1,368	1,354	1,327
Ratio of Aggregate Net Losses to Average Portfolio Balance		0.99539%	0.98547%	0.97659%	0.95363%
Number of Assets Experiencing a Net Loss		1,150	1,146	1,140	1,131
Net Credit Losses for Assets Experiencing a Loss		$8,162,293.64	$8,234,430.22	$8,312,901.62	$8,270,671.18
Average Net Loss on all assets that have Experienced a Net Loss		$7,097.65	$7,185.37	$7,292.02	$7,312.71
Cumulative Net Loss Ratio		0.43133%	0.43517%	0.43950%	0.43740%
Repossessed in Current Period	1 vehicles

 Pool Data

	Original	Prior Month	Current Month

Receivables Pool Balance	$1,884,009,090.55	$163,323,100.65	$147,475,439.68
Number of Contracts	106,118	29,979	28,267
Weighted Average APR	2.17%	2.35%	2.37%
Weighted Average Remaining Term (Months)	49.40	16.09	15.42

Extensions Granted for the Applicable Month

	Two Months Prior	Prior Month	Current Month

Number of Contracts Granted Payment Extensions	113	115	99
Number of Contracts Granted Extensions as % of Outstanding Contracts as of Beginning of Month	0.34%	0.36%	0.33%

Servicer’s Certificate

for the Collection Period November 01, 2020 through November 30, 2020 for Payment Date of December 15, 2020

Toyota Auto Receivables 2017-B Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	30	30/360 Days	30
Interest Accrual Period	29	Actual/360 Days	29

 Collections

Principal Payments Received	$12,515,370.06
Prepayments in Full	$3,309,720.67
Interest Payments Received	$312,853.86
Aggregate Net Liquidation Proceeds	$89,453.37
Interest on Repurchased Contracts	$146.62

Total Collections	$16,227,544.58
Principal of Repurchased Contracts	$0.00
Principal of Repurchased Contracts, prev charged-off	$5,455.22
Adjustment on Repurchased Contracts	$0.00

Total Repurchased Amount	$5,455.22

Total Available Collections	$16,232,999.80

 Distributions

	Calculated Amount	Amount Paid	Shortfall

Servicing Fee	$136,102.58	$136,102.58	$0.00
Trustee and Other Fees/Expenses (capped at $300,000.00 per calendar year)
Indenture Trustee	$0.00	$0.00	$0.00
Owner Trustee	$0.00	$0.00	$0.00
Asset Representations Reviewer	$0.00	$0.00	$0.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00
Interest - Class A-2a Notes	$0.00	$0.00	$0.00
Interest - Class A-2b Notes	$0.00	$0.00	$0.00
Interest - Class A-3 Notes	$0.00	$0.00	$0.00
Interest - Class A-4 Notes	$171,880.71	$171,880.71	$0.00
First Priority Principal Distribution Amount	$0.00	$0.00	$0.00
Interest - Class B Notes	$0.00	$0.00	$0.00
Second Priority Principal Distribution Amount	$427,688.73	$427,688.73	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$14,875,000.02	$14,875,000.02	$0.00
Additional Trustee and Other Fees/Expenses
Indenture Trustee	$0.00	$0.00	$0.00
Owner Trustee	$0.00	$0.00	$0.00
Asset Representations Reviewer	$0.00	$0.00	$0.00
Excess Amounts to the Certificateholder	$622,327.76	$622,327.76	N/A

Servicer’s Certificate

for the Collection Period November 01, 2020 through November 30, 2020 for Payment Date of December 15, 2020

Toyota Auto Receivables 2017-B Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	30	30/360 Days	30
Interest Accrual Period	29	Actual/360 Days	29

 Noteholder Distributions

	Interest Distributed	Per $1000 of Original Balance	Principal Distributed	Per $1000 of Original Balance	Amount Distributed	Per $1000 of Original Balance

Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$171,880.71	$1.30	$15,302,688.75	$115.70	$15,474,569.46	$117.00
Class B Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

 Delinquent and Repossessed Contracts

	Percentage of Current Month Number of Contracts	Units	Percentage of Current Month Receivables Pool Balance	Balance
30-59 Days Delinquent	1.06%	301	1.64%	$2,418,869.52
60-89 Days Delinquent	0.29%	82	0.43%	$636,664.92
90-119 Days Delinquent	0.07%	20	0.10%	$154,032.89
120 or more Days Delinquent	0.00%	0	0.00%	$0.00

Total Delinquencies	1.42%	403	2.17%	$3,209,567.33

Total Delinquencies - Prior Period	1.34%		1.99%
Total Delinquencies - Two Months Prior	1.21%		1.71%
Total Delinquencies - Three Months Prior	1.29%		1.85%

Receivables Pool Balance	$147,475,439.68
60-Day Delinquency Percentage	0.54%
Delinquency Trigger Percentage	3.00%
Has a Delinquency Trigger occurred in this Collection Period?	No

Collection Period	Collection Period End Date	Delinquency Trigger Percentage
1-12	05/31/2017 - 04/30/2018	0.95%
13-24	05/31/2018 - 04/30/2019	1.55%
25-36	05/31/2019 - 04/30/2020	2.20%
37 and after	05/31/2020 and after	3.00%

Repossessed Vehicle Inventory*	2 vehicles
* Included with Delinquencies Above

Servicer’s Certificate

for the Collection Period November 01, 2020 through November 30, 2020 for Payment Date of December 15, 2020

Toyota Auto Receivables 2017-B Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

I hereby certify to the best of my knowledge that the report provided is true and correct.

/s/ Theodore Zarrabi
Name:	Theodore Zarrabi
Title:	General Manager - Head of Treasury